Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Conservative Allocation Fund

Supplement dated May 8, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 3 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of April 28, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 4 in the Prospectus):

Equity Funds	39.35%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	4.08%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.06%
MML Focused Equity Fund (Harris Associates L.P.)	1.43%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	2.77%
MML Fundamental Value Fund (Wellington Management Company, LLP)	3.81%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	2.34%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	2.74%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	1.99%

Total Large Cap Equity Funds	23.22%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	1.71%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	2.28%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	0.75%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	0.57%

Total Mid Cap Equity Funds	5.31%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	0.90%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.22%

Total Small Cap Equity Funds	2.12%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	1.65%
MML Global Fund (Massachusetts Financial Services Company)	2.14%
MML International Equity Fund (Harris Associates L.P.)	1.62%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	1.64%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	1.65%

Total International/Global Funds	8.70%

Fixed Income Funds	60.64%
MML High Yield Fund (Babson Capital Management LLC)	4.76%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	1.52%
MML Managed Bond Fund (Babson Capital Management LLC)	26.62%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	13.97%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	6.76%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	7.01%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML SERIES INVESTMENT FUND

MML Balanced Allocation Fund

Supplement dated May 8, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 9 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of April 28, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 10 in the Prospectus):

Equity Funds	49.30%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	4.83%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.30%
MML Focused Equity Fund (Harris Associates L.P.)	2.11%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	3.26%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4.10%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.20%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	3.17%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	2.50%

Total Large Cap Equity Funds	27.47%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	2.70%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	2.99%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.04%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	0.87%

Total Mid Cap Equity Funds	7.60%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	1.21%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.41%

Total Small Cap Equity Funds	2.62%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.27%
MML Global Fund (Massachusetts Financial Services Company)	2.57%
MML International Equity Fund (Harris Associates L.P.)	2.23%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	2.26%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	2.28%

Total International/Global Funds	11.61%

Fixed Income Funds	50.69%
MML High Yield Fund (Babson Capital Management LLC)	4.01%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	1.52%
MML Managed Bond Fund (Babson Capital Management LLC)	22.26%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	11.62%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	5.27%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	6.01%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML SERIES INVESTMENT FUND

MML Moderate Allocation Fund

Supplement dated May 8, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 15 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of April 28, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 16 in the Prospectus):

Equity Funds	57.78%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	5.57%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.23%
MML Focused Equity Fund (Harris Associates L.P.)	2.84%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	3.83%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4.17%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.49%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	3.73%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	2.92%

Total Large Cap Equity Funds	30.78%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	3.26%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3.67%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.23%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	1.02%

Total Mid Cap Equity Funds	9.18%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	1.44%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.81%

Total Small Cap Equity Funds	3.25%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.35%
MML Global Fund (Massachusetts Financial Services Company)	4.12%
MML International Equity Fund (Harris Associates L.P.)	2.31%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	1.96%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	1.81%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	2.02%

Total International/Global Funds	14.57%

Fixed Income Funds	39.64%
MML High Yield Fund (Babson Capital Management LLC)	2.94%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	1.23%
MML Managed Bond Fund (Babson Capital Management LLC)	17.53%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	9.37%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	3.93%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	4.64%

Alternatives	2.56%
Oppenheimer Diversified Alternatives Fund/VA (OFI Global Asset Management)	2.56%

Note: the allocation percentages have been rounded to two decimal places. The allocation among equity and similar funds and fixed income and similar funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML SERIES INVESTMENT FUND

MML Growth Allocation Fund

Supplement dated May 8, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 21 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of April 28, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 22 in the Prospectus):

Equity Funds	72.33%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	6.85%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.85%
MML Focused Equity Fund (Harris Associates L.P.)	4.12%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	4.75%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4.73%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.46%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	4.63%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	3.67%

Total Large Cap Equity Funds	37.06%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	4.45%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	4.68%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.61%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	1.38%

Total Mid Cap Equity Funds	12.12%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	1.94%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2.25%

Total Small Cap Equity Funds	4.19%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	3.16%
MML Global Fund (Massachusetts Financial Services Company)	5.06%
MML International Equity Fund (Harris Associates L.P.)	3.10%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	2.91%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	1.96%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	2.77%

Total International/Global Funds	18.96%

Fixed Income Funds	24.73%
MML High Yield Fund (Babson Capital Management LLC)	1.71%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	0.99%
MML Managed Bond Fund (Babson Capital Management LLC)	11.07%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	5.67%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	2.36%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	2.93%

Alternatives	2.94%
Oppenheimer Diversified Alternatives Fund/VA (OFI Global Asset Management)	2.94%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML SERIES INVESTMENT FUND

MML Aggressive Allocation Fund

Supplement dated May 8, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 27 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of April 28, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 28 in the Prospectus):

Equity Funds	86.75%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	7.86%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	5.43%
MML Focused Equity Fund (Harris Associates L.P.)	4.85%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	5.48%
MML Fundamental Value Fund (Wellington Management Company, LLP)	5.27%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.96%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	5.43%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	4.34%

Total Large Cap Equity Funds	42.62%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	5.62%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	6.03%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	2.00%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	1.84%

Total Mid Cap Equity Funds	15.49%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	2.55%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2.89%

Total Small Cap Equity Funds	5.44%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	4.30%
MML Global Fund (Massachusetts Financial Services Company)	5.36%
MML International Equity Fund (Harris Associates L.P.)	4.21%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	3.84%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	2.18%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	3.31%

Total International/Global Funds	23.20%

Fixed Income Funds	10.25%
MML High Yield Fund (Babson Capital Management LLC)	0.50%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	0.50%
MML Managed Bond Fund (Babson Capital Management LLC)	4.54%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	2.52%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	0.97%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	1.22%

Alternatives	3.03%
Oppenheimer Diversified Alternatives Fund/VA (OFI Global Asset Management)	3.03%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Conservative Allocation Fund

Supplement dated May 8, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 3 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of April 28, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 4 in the Prospectus):

Equity Funds	39.35%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	4.08%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.06%
MML Focused Equity Fund (Harris Associates L.P.)	1.43%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	2.77%
MML Fundamental Value Fund (Wellington Management Company, LLP)	3.81%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	2.34%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	2.74%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	1.99%

Total Large Cap Equity Funds	23.22%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	1.71%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	2.28%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	0.75%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	0.57%

Total Mid Cap Equity Funds	5.31%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	0.90%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.22%

Total Small Cap Equity Funds	2.12%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	1.65%
MML Global Fund (Massachusetts Financial Services Company)	2.14%
MML International Equity Fund (Harris Associates L.P.)	1.62%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	1.64%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	1.65%

Total International/Global Funds	8.70%

Fixed Income Funds	60.64%
MML High Yield Fund (Babson Capital Management LLC)	4.76%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	1.52%
MML Managed Bond Fund (Babson Capital Management LLC)	26.62%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	13.97%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	6.76%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	7.01%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Balanced Allocation Fund

Supplement dated May 8, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 9 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of April 28, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 10 in the Prospectus):

Equity Funds	49.30%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	4.83%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.30%
MML Focused Equity Fund (Harris Associates L.P.)	2.11%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	3.26%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4.10%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.20%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	3.17%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	2.50%

Total Large Cap Equity Funds	27.47%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	2.70%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	2.99%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.04%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	0.87%

Total Mid Cap Equity Funds	7.60%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	1.21%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.41%

Total Small Cap Equity Funds	2.62%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.27%
MML Global Fund (Massachusetts Financial Services Company)	2.57%
MML International Equity Fund (Harris Associates L.P.)	2.23%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	2.26%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	2.28%

Total International/Global Funds	11.61%

Fixed Income Funds	50.69%
MML High Yield Fund (Babson Capital Management LLC)	4.01%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	1.52%
MML Managed Bond Fund (Babson Capital Management LLC)	22.26%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	11.62%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	5.27%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	6.01%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Moderate Allocation Fund

Supplement dated May 8, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 15 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of April 28, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 16 in the Prospectus):

Equity Funds	57.78%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	5.57%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.23%
MML Focused Equity Fund (Harris Associates L.P.)	2.84%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	3.83%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4.17%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.49%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	3.73%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	2.92%

Total Large Cap Equity Funds	30.78%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	3.26%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3.67%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.23%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	1.02%

Total Mid Cap Equity Funds	9.18%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/Waddell & Reed Investment Management Company)	1.44%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.81%

Total Small Cap Equity Funds	3.25%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.35%
MML Global Fund (Massachusetts Financial Services Company)	4.12%
MML International Equity Fund (Harris Associates L.P.)	2.31%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	1.96%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	1.81%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	2.02%

Total International/Global Funds	14.57%

Fixed Income Funds	39.64%
MML High Yield Fund (Babson Capital Management LLC)	2.94%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	1.23%
MML Managed Bond Fund (Babson Capital Management LLC)	17.53%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	9.37%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	3.93%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	4.64%

Alternatives	2.56%
Oppenheimer Diversified Alternatives Fund/VA (OFI Global Asset Management)	2.56%

Note: the allocation percentages have been rounded to two decimal places. The allocation among equity and similar funds and fixed income and similar funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Growth Allocation Fund

Supplement dated May 8, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 21 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of April 28, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 22 in the Prospectus):

Equity Funds	72.33%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	6.85%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.85%
MML Focused Equity Fund (Harris Associates L.P.)	4.12%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	4.75%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4.73%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.46%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	4.63%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	3.67%

Total Large Cap Equity Funds	37.06%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	4.45%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	4.68%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.61%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	1.38%

Total Mid Cap Equity Funds	12.12%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	1.94%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2.25%

Total Small Cap Equity Funds	4.19%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	3.16%
MML Global Fund (Massachusetts Financial Services Company)	5.06%
MML International Equity Fund (Harris Associates L.P.)	3.10%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	2.91%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	1.96%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	2.77%

Total International/Global Funds	18.96%

Fixed Income Funds	24.73%
MML High Yield Fund (Babson Capital Management LLC)	1.71%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	0.99%
MML Managed Bond Fund (Babson Capital Management LLC)	11.07%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	5.67%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	2.36%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	2.93%

Alternatives	2.94%
Oppenheimer Diversified Alternatives Fund/VA (OFI Global Asset Management)	2.94%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Aggressive Allocation Fund

Supplement dated May 8, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 27 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of April 28, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 28 in the Prospectus):

Equity Funds	86.75%
Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	7.86%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	5.43%
MML Focused Equity Fund (Harris Associates L.P.)	4.85%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	5.48%
MML Fundamental Value Fund (Wellington Management Company, LLP)	5.27%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.96%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	5.43%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	4.34%

Total Large Cap Equity Funds	42.62%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	5.62%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	6.03%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	2.00%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	1.84%

Total Mid Cap Equity Funds	15.49%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	2.55%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2.89%

Total Small Cap Equity Funds	5.44%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	4.30%
MML Global Fund (Massachusetts Financial Services Company)	5.36%
MML International Equity Fund (Harris Associates L.P.)	4.21%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	3.84%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	2.18%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	3.31%

Total International/Global Funds	23.20%

Fixed Income Funds	10.25%
MML High Yield Fund (Babson Capital Management LLC)	0.50%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	0.50%
MML Managed Bond Fund (Babson Capital Management LLC)	4.54%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	2.52%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	0.97%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	1.22%

Alternatives	3.03%
Oppenheimer Diversified Alternatives Fund/VA (OFI Global Asset Management)	3.03%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE